UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21731

        Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Equity Premium Advantage Fund (JLA) September 30,2005

Shares	Description	Value

	COMMON STOCKS – 98.6%
	Consumer Discretionary – 12.6%
37,900	Amazon.com, Inc. #	$1,716,870
28,650	Best Buy Co., Inc.	1,247,135
9,300	Black & Decker Corporation	763,437
18,000	Cabela’s Incorporated #	330,660
32,600	Claire's Stores, Inc.	786,638
32,300	Clear Channel Communications, Inc.	1,062,347
24,400	Coach, Inc. #	765,184
191,400	Comcast Corporation, Special Class A #	5,508,492
58,600	The DIRECTV Group, Inc. #	877,828
51,400	The Walt Disney Company	1,240,282
22,900	Dow Jones & Company, Inc.	874,551
37,750	Expedia, Inc. #	747,828
7,631	Federated Department Stores, Inc.	510,285
100,900	Ford Motor Company	994,874
37,300	Furniture Brands International, Inc.	672,519
63,100	General Motors Corporation	1,931,491
16,400	Harley-Davidson Inc	794,416
66,900	The Home Depot, Inc.	2,551,566
45,750	IAC/InterActiveCorp #	1,159,763
27,600	International Game Technology	745,200
40,900	Limited Brands, Inc.	835,587
24,500	Lowe's Companies, Inc.	1,577,800
45,500	McDonald's Corporation	1,523,795
38,500	Newell Rubbermaid Inc.	872,025
72,400	News Corporation, Class A	1,128,716
12,800	Omnicom Group Inc.	1,070,464
20,900	Outback Steakhouse, Inc. #	764,940
16,800	J.C. Penney Company, Inc.	796,656
16,200	Polaris Industries Inc.	802,710
77,400	Regal Entertainment Group, Class A	1,551,096
28,200	Sears Holding Corporation #	3,508,644
111,400	Servicemaster	1,508,356
259,400	Sirius Satellite Radio Inc. #	1,699,070
91,200	Starbucks Corporation #	4,569,120
15,700	Starwood Hotels & Resorts Worldwide, Inc.	897,569
23,300	Target Corporation	1,209,969
121,600	Time Warner Inc.	2,202,176
35,400	Tupperware Corporation	806,412
18,800	Unitrin, Inc.	892,248
49,300	Viacom Inc., Class B	1,627,393
75,300	Wal-Mart Stores, Inc.	3,299,646
20,300	Wendy's International, Inc.	916,545
12,700	Whirlpool Corporation	962,279
30,100	XM Satellite Radio Holdings Inc., Class A #	1,080,891

	Consumer Staples – 3.6%
69,400	Albertson's, Inc.	1,780,110
69,700	Altria Group, Inc.	5,137,587
33,900	CVS Corporation	983,439
52,900	The Coca-Cola Company	2,284,751
25,400	The Gillette Company	1,478,280
23,200	PepsiCo, Inc.	1,315,672
51,800	The Procter & Gamble Company	3,080,028
32,500	Walgreen Co.	1,412,125

	Energy – 4.4%
54,100	ChevronTexaco Corporation	3,501,893
29,400	ConocoPhillips	2,055,354
7,500	Cooper Cameron Corporation #	554,475
21,300	Diamond Offshore Drilling, Inc.	1,304,625
9,000	ENSCO International Incorporated	419,310
151,700	Exxon Mobil Corporation	9,639,018
26,400	Halliburton Company	1,808,928
6,000	The Houston Exploration Company #	403,500
9,000	Noble Energy, Inc.	422,100
7,000	Pogo Producing Company	412,580
35,000	Smith International, Inc.	1,165,850

	Financials – 10.9%
24,500	AFLAC Incorporated	1,109,850
18,700	American Express Company	1,074,128
132,800	American Financial Realty Trust	1,885,760
63,400	American International Group, Inc.	3,928,264
88,200	Bank of America Corporation	3,713,220
38,100	The Bank of New York Company, Inc.	1,120,521
4,500	The Chicago Merchantile Exchange	1,517,850
115,400	Citigroup Inc.	5,253,008
33,600	Commerce Bancorp, Inc.	1,031,184
36,000	Eaton Vance Corporation	893,520
32,700	Fidelity National Financial, Inc.	1,455,804
29,600	Arthur J. Gallagher & Co.	852,776
9,100	The Goldman Sachs Group, Inc.	1,106,378
149,900	HRPT Properties Trust	1,860,259
11,800	HSBC Holdings plc, Sponsored ADR	958,514
46,300	Health Care REIT, Inc.	1,717,267
89,700	JPMorgan Chase & Co	3,043,521
13,200	Legg Mason, Inc.	1,447,908
87,000	Lloyds TSB Group plc, Sponsored ADR	2,891,010
47,500	MBNA Corporation	1,170,400
20,000	Moody's Corporation	1,021,600
35,700	Morgan Stanley	1,925,658
66,600	Nationwide Health Properties, Inc.	1,551,780
53,100	New York Community Bancorp, Inc.	870,840
13,600	Prudential Financial, Inc.	918,816
74,000	The Charles Schwab Corporation	1,067,820
40,100	TCF Financial Corporation	1,072,675
50,400	TruStreet Properties, Inc.	788,760
63,800	U.S. Bancorp	1,791,504
33,300	Wachovia Corporation	1,584,747
51,000	Waddell & Reed Financial, Inc., Class A	987,360
25,100	Wells Fargo & Company	1,470,107

	Healthcare – 13.2%
52,400	Abbott Laboratories	2,221,760
121,700	Amgen Inc. #	9,695,839
57,300	Applera Corporation-Applied Biosystems Group	1,331,652
37,800	Baxter International Inc.	1,507,086
73,600	Biogen Idec Inc. #	2,905,728
26,700	Boston Scientific Corporation #	623,979
112,000	Bristol-Myers Squibb Company	2,694,720
19,800	Caremark Rx, Inc. #	988,614
22,700	Celgene Corporation #	1,233,064
23,000	Cephalon, Inc. #	1,067,660
18,900	Charles River Laboratories International, Inc. #	824,418
12,300	Genentech, Inc. #	1,035,783
56,100	Genzyme Corporation #	4,019,004
80,200	Gilead Sciences, Inc. #	3,910,552
27,400	GlaxoSmithKline plc, ADR	1,405,072
11,700	Guidant Corporation	806,013
72,100	Human Genome Sciences, Inc. #	979,839
76,300	Johnson & Johnson	4,828,264
41,900	Eli Lilly and Company	2,242,488
15,100	Medco Health Solutions, Inc. #	827,933
34,300	Medtronic Inc.	1,839,166
90,800	Merck & Co. Inc.	2,470,668
192,300	Pfizer Inc.	4,801,731
55,400	Schering-Plough Corporation	1,166,170
15,000	Sepracor Inc. #	884,850
15,800	Stryker Corporation	780,994
59,100	Telik, Inc. #	966,876
33,700	UnitedHealth Group Incorporated	1,893,940
12,000	Universal Health Services, Inc., Class B	571,560
16,600	Wellpoint Inc. #	1,258,612
46,200	Wyeth	2,137,674
10,100	Zimmer Holdings, Inc. #	695,789

	Industrials – 9.5%
38,800	Automatic Data Processing, Inc.	1,669,952
26,200	The Boeing Company	1,780,290
23,900	Briggs & Stratton Corporation	826,701
17,500	Burlington Northern Santa Fe Corporation	1,046,500
29,600	Caterpillar Inc.	1,739,000
41,400	Cendant Corporation	854,496
30,200	CheckFree Corp #	1,142,164
13,800	Corporate Executive Board Company	1,076,124
18,200	Danaher Corporation	979,706
15,700	Eaton Corporation	997,735
33,700	Emerson Electric Co	2,419,660
29,700	First Data Corporation	1,188,000
256,900	General Electric Company	8,649,823
11,700	Global Payments Inc.	909,324
22,700	Graco Inc.	778,156
41,300	Honeywell International Inc.	1,548,750
22,400	Hubbell Incorporated, Class B	1,051,232
15,900	ITT Educational Services Inc. #	784,665
24,000	Manpower Inc.	1,065,360
60,000	Paychex, Inc.	2,224,800
34,400	Pitney Bowes Inc.	1,435,856
15,500	Rockwell Automation, Inc.	819,950
21,500	SEI Investments Company	807,970
23,300	SPX Corporation	1,070,635
77,100	Southwest Airlines Co.	1,144,935
28,000	3M Co.	2,054,080
59,400	Tyco International Ltd	1,654,290
33,700	United Parcel Service, Inc., Class B	2,329,681
29,900	United Technologies Corporation	1,550,016
13,000	Cooper Industries, Ltd., Class A	898,820

	Information Technology – 35.8%
92,500	Adobe Systems Incorporated	2,761,125
47,900	Advanced Micro Devices Inc. #	1,207,080
19,200	Amphenol Corporation, Class A	774,528
47,400	Analog Devices, Inc.	1,760,436
226,500	Apple Computer, Inc. #	12,142,665
106,300	Applied Materials, Inc.	1,802,848
33,700	Arrow Electronics, Inc. #	1,056,832
37,800	Autodesk, Inc.	1,755,432
38,400	Broadcom Corporation, Class A #	1,801,344
73,400	Cadence Design Systems, Inc. #	1,186,144
515,200	Cisco Systems, Inc. #	9,237,536
48,600	Computer Associates International, Inc.	1,351,566
68,300	Corning Incorporated #	1,320,239
32,300	Cymer, Inc. #	1,011,636
186,300	Dell Inc. #	6,371,460
105,500	EMC Corporation #	1,365,170
207,600	eBay Inc. #	8,553,120
55,400	Electronic Arts Inc. (EA) #	3,151,706
44,300	Electronic Data Systems Corporation	994,092
63,900	Fairchild Semiconductor International Inc., Class A #	949,554
28,200	FormFactor Inc #	643,524
46,600	Freescale Semiconductor Inc. #	1,090,906
4,900	Google Inc., Class A #	1,550,654
29,400	Harris Corporation	1,228,920
100,200	Hewlett-Packard Company	2,925,840
20,300	Hyperion Solutions Corporation #	987,595
11,100	Infosys Technologies Limited, ADR	824,508
60,580	Integrated Device Technology, Inc. #	650,629
463,600	Intel Corporation	11,427,740
48,700	International Business Machines Corporation (IBM)	3,906,714
21,200	International Rectifier Corporation #	955,696
263,500	JDS Uniphase Corporation #	584,970
49,500	Juniper Networks Inc. #	1,177,605
24,700	KLA-Tencor Corporation	1,204,372
12,300	Lexmark International, Inc. #	750,915
62,800	Maxim Integrated Products, Inc.	2,678,420
65,500	Micrel, Incorporated #	735,565
852,100	Microsoft Corporation	21,924,533
75,200	Micron Technology, Inc. #	1,000,160
72,900	Motorola, Inc.	1,610,361
53,400	National Semiconductor Corporation	1,404,420
59,000	Network Appliance Inc. #	1,400,660
428,300	Oracle Corporation #	5,306,637
380,000	QUALCOM Inc.	17,005,000
30,600	Research In Motion Limited #	2,093,040
29,800	The Reynolds and Reynolds Company	816,818
23,200	Roper Industries Inc.	911,528
23,900	SRA International, Inc. #	847,972
22,000	SanDisk Corporation #	1,061,500
37,400	SAP AG, Sponsored ADR	1,620,542
32,000	Satyam Computer Services Limited, ADR	967,040
37,200	Semtech Corporation #	612,684
126,100	Siebel Systems, Inc.	1,302,613
39,600	Sybase, Inc. #	927,432
245,710	Symantec Corporation #	5,567,789
117,920	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	969,300
106,500	Texas Instruments Incorporated	3,610,350
236,467	United Microelectronics Corporation, ADR #	851,282
26,000	Varian Semiconductor Equipment Associate #	1,101,620
60,000	Xilinx, Inc.	1,671,000
134,400	Yahoo! Inc. #	4,548,096
35,300	Marvell Technology Group Ltd. #	1,627,683

	Materials – 2.7%
29,600	Alcoa Inc.	722,832
24,900	Cabot Microelectronics Corporation #	731,562
56,300	Companhia Siderurgica Nacional S.A., Sponsored ADR	1,307,286
36,600	The Dow Chemical Company	1,525,122
46,400	E.I. du Pont de Nemours and Company	1,817,488
18,000	International Paper Company	536,400
35,300	Lyondell Chemical Company	1,010,286
13,900	Monsanto Company	872,225
22,000	Olin Corporation	417,780
74,200	Packaging Corp of America	1,440,222
52,000	RPM International, Inc.	956,800
34,400	Sonoco Products Company	939,464
14,900	Weyerhaeuser Company	1,024,375

	Telecommunication Services – 3.5%
48,900	AT&T Corp	968,220
54,100	BellSouth Corporation	1,422,830
46,400	China Mobile Hong Kong Limited, Sponsored ADR	1,143,296
29,300	Chunghwa Telecom Co., Ltd., Sponsored ADR	542,343
40,600	Nokia Oyj, Sponsored ADR	686,546
123,800	SBC Communications Inc.	2,967,486
267,214	Sprint Corporation	6,354,349
90,500	Verizon Communications Inc.	2,958,445

	Utilities – 2.4%
52,400	Atmos Energy Corporation	1,480,300
61,600	Duke Energy Corporation	1,796,872
21,600	Exelon Corporation	1,154,304
33,400	Great Plains Energy Incorporated	998,994
50,200	NICOR Inc.	2,109,906
30,400	OGE Energy Corp	854,240
31,000	ONEOK Inc.	1,054,620
34,300	Piedmont Natural Gas Company, Inc.	863,331
43,700	TECO Energy, Inc.	787,474
30,500	Vectren Corporation	864,673

	Total Common Stocks (cost $466,486,459)	481,693,293

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	PUT OPTIONS – 0.2%
800	Mini-NDX 100 Index	$11,200,000	11/19/05	140.0	10,400
1,210	Mini-NDX 100 Index	16,637,500	12/17/05	137.5	33,880
401	Nasdaq 100 Index	56,140,000	11/19/05	1400	53,133
524	Nasdaq 100 Index	72,050,000	12/17/05	1375	137,812
376	Nasdaq 100 Index	52,640,000	12/17/05	1400	129,720
257	S&P 500 Index	28,270,000	11/19/05	1100	33,410
571	S&P 500 Index	64,237,500	11/19/05	1125	119,910
299	S&P 500 Index	34,385,000	11/19/05	1150	104,650
299	S&P 500 Index	33,637,500	10/22/05	1125	10,465
513	S&P 500 Index	57,712,500	12/17/05	1125	241,110

	Total Put Options (cost $2,109,438)	426,910,000			874,490

Principal
Amount (000)	Description				Value

	REPURCHASE AGREEMENTS – 3.9%
$19,013	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $19,017,621 collateralized by $14,050,000 U.S. Treasury Bonds,				19,012,630
	8.125%, due 8/15/19, valued at $19,397,781

	Total Repurchase Agreements (cost $19,012,630)				19,012,630

	Total Investments (cost $487,608,527) – 102.7%				501,580,413

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	CALL OPTIONS* – (2.5)%
(380)	Mini-NDX 100 Index	$(5,890,000)	10/22/05	155.0	(231,800)
(1,570)	Mini-NDX 100 Index	(24,727,500)	10/22/05	157.5	(628,000)
(2,400)	Mini-NDX 100 Index	(38,400,000)	10/22/05	160.0	(528,000)
(1,040)	Mini-NDX 100 Index	(16,120,000)	11/19/05	155.0	(759,200)
(400)	Mini-NDX 100 Index	(6,300,000)	11/19/05	157.5	(216,000)
(224)	Nasdaq 100 Index	(34,720,000)	10/22/05	1550	(1,341,760)
(261)	Nasdaq 100 Index	(41,107,500)	10/22/05	1575	(1,010,070)
(297)	Nasdaq 100 Index	(46,777,500)	11/19/05	1575	(1,569,645)
(141)	Nasdaq 100 Index	(22,560,000)	11/19/05	1600	(514,650)
(240)	S&P 500 Index	(28,800,000)	10/22/05	1200	(826,800)
(662)	S&P 500 Index	(81,095,000)	10/22/05	1225	(1,019,480)
(241)	S&P 500 Index	(28,920,000)	11/19/05	1200	(1,010,995)
(419)	S&P 500 Index	(51,327,500)	11/19/05	1225	(1,011,885)
(169)	S&P 500 Index	(20,280,000)	12/17/05	1200	(834,015)
(207)	S&P 500 Index	(25,357,500)	12/17/05	1225	(665,505)

	Total Call Options (premiums received $14,518,637)	(472,382,500)			(12,167,805)

	Other Assets Less Liabilities – (0.2%)				(973,695)

	Net Assets – 100%				$488,438,913

ADR	American Depositary Receipt.
#	Non-income producing.
*	The Fund may designate up to 100% of its Common Stock investments as collateral to cover outstanding call options.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $487,608,527.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$29,560,949
Depreciation	(15,589,063)

Net unrealized appreciation of investments	$13,971,886

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Equity Premium Advantage Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.